Fee and commission expense (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission expense (Tables) [Abstract]
Amount of all fees and commissions paid or payable in the year

The breakdown of the balance of this item is as follows:

Thousand of reais	2019	2018	2017

Commissions assigned to third parties (1)	3,639,239	2,364,119	1,975,379
Other fees and commissions	1,040,066	1,232,174	1,118,296
Total	4,679,306	3,596,293	3,093,675